Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Restricted shares
Share-Based Compensation
Schedule of non-vested restricted share activity

	Number of Non- vested Shares	Grant date Weighted Average Fair Value
Outstanding as of December 31, 2009	1,559,292	US$	5.10
Vested	(527,764)	US$	4.97
Outstanding as of December 31, 2010	1,031,528	US$	5.00
Granted	20,000	US$	5.95
Vested	(525,764)	US$	5.02
Forfeited	(2,448)	US$	4.96
Outstanding as of December 31, 2011	523,316	US$	5.02
Vested	(523,316)	US$	5.02
Outstanding as of December 31, 2012	—	—

Schedule of compensation cost recognized

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Cost of revenues	1,103	1,047	50	8
Selling expenses	717	612	29	5
General and administrative expenses	15,206	14,606	787	126
Research and development expenses	225	192	9	1
Total compensation cost recognized for restricted shares	17,251	16,457	875	140

Stock options
Share-Based Compensation
Summary of stock options activity

	Number of Stock options	Weighted Average exercise price		Weighted Average remaining contractual term	Aggregate intrinsic Value
Outstanding as of December 31, 2009	4,559,239	US$	10.23
Granted	426,500	US$	11.63
Exercised	(139,200)	US$	4.28		US$	(780)
Forfeited	(33,652)	US$	3.18
Outstanding as of December 31, 2010	4,812,887	US$	10.58
Granted	4,030,306	US$	5.19
Exercised	(25,250)	US$	3.66		US$	(4)
Forfeited or cancelled	(2,993,837)	US$	14.95
Outstanding as of December 31, 2011	5,824,106	US$	4.63
Granted	—	—
Exercised	—	—
Forfeited or cancelled	(474,164)	US$	5.46
Outstanding as of December 31, 2012	5,349,942	US$	4.55	6.21 years	US$	485
Vested and expected to vest as of December 31, 2012	5,349,942	US$	4.55	6.21 years	US$	485
Exercisable as of December 31, 2012	3,043,402	US$	3.72	6.16 years	US$	216

Schedule of weighted average assumptions used to estimate the grant date fair value of stock options

	Year ended December 31,
	2010	2011	2012

Expected volatility	73%	94%	—
Expected dividends yield	0%	0%	—
Expected term	6.20 years	6.07 years	—
Risk-free interest rate (per annum)	2.10%	1.74%	—
Estimated fair value of underlying ordinary shares (per share)	US$7.70	US$6.72	—

Schedule of compensation cost recognized

	Year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Cost of revenues	3,236	5,128	5,417	869
Selling expenses	9,672	9,212	4,551	730
General and administrative expenses	42,152	39,104	20,179	3,239
Research and development expenses	2,442	3,957	4,481	720
Total compensation cost recognized for stock options	57,502	57,401	34,628	5,558